Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Entity Registrant Name	Evaxion Biotech A/S
Entity Central Index Key	0001828253
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Amendment Flag	false